Federated Investors
World-Class Investment Manager

J. Christopher Donahue

President

Federated Bond Fund

President's Message

Dear Shareholder:

Federated Bond Fund was created in 1987, and I am pleased to present its 13th Semi-Annual Report. This report covers the first half of the fund's fiscal year which is the six-month period from November 1, 1999 through April 30, 2000. It begins with a discussion with the fund's portfolio manager, Joseph Balestrino, Senior Vice President of Federated Investment Management Company. Following his discussion, detailing both the U.S. bond market and recent activity in the fund's portfolio, are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

Federated Bond Fund continued to produce a strong income stream for investors. However, due to a rising interest rate environment that was very difficult for bonds in all sectors, total return for this fund was slightly negative. Individual share class total return performance, including income dividends, follows.1

	Total Return	Income	Net Asset Value Change
Class A Shares	(0.27%)	$0.35	$9.11 to $8.74 = (4.06%)
Class B Shares	(0.54%)	$0.31	$9.12 to $8.76 = (3.95%)
Class C Shares	(0.54%)	$0.31	$9.12 to $8.76 = (3.95%)
Class F Shares	(0.16%)	$0.35	$9.12 to $8.76 = (3.95%)

1 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price (i.e., less any applicable sales charge) for Class A, B, C, and F Shares were (4.77%), (5.82%), (1.50%), and (2.09%), respectively.

The fund's portfolio of corporate bonds reflects an emphasis on diversification and quality. On April 30, 2000, the $932 million portfolio comprised more than 150 individual bond issues, and the majority of the fund's assets were invested in investment-grade bonds. Approximately 28% of the fund's assets were invested in high-yield bonds, which, as Joe notes, have provided above-average income distribution for shareholders and enhanced price appreciation in this economic climate.2 The fund's average duration range was four to eight years.

Thank you for participating in Federated Bond Fund. Remember, it is easy to increase your participation in the performance potential of a diversified bond portfolio by reinvesting your monthly earnings automatically in additional fund shares.

As always, we welcome your comments, questions and suggestions.

Sincerely,

John Christopher Donahue

J. Christopher Donahue
President
June 15, 2000

2 Lower rated bonds involve a higher degree of risk than investment-grade bonds in return for higher yield potential.

Joseph Balestrino

Senior Vice President

Federated Investment Management Company

Investment Review

How did the corporate bond market--high-quality as well as high-yield--perform over the fund's reporting period?

The corporate bond market over the six-month reporting period experienced the negative effects of both rising interest rates and general stock market volatility. In addition, the U.S. Treasury announced and executed its plan to repurchase high-coupon, long-maturity Treasury bonds. In this environment, pure Treasury securities outperformed most other fixed-income sectors, including both high-quality and high-yield corporate securities. The result was a very modest positive return in the high-quality bond arena and a negative return in the high-yield corporate bond arena.

During the fund's reporting period, how did the fund's total return measure up to its peers?

The fund's Class A, B, C, and F Shares produced total returns of (0.27%), (0.54%), (0.54%), and (0.16%), respectively, for the six-month period ended April 30, 2000, based on net asset value.1 This compares with a 0.57% total return for the average corporate bond fund as measured by the Lipper Corporate BBB-Rated Bond Funds Average.2

1 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price (i.e., less any applicable sales charge) for Class A, B, C, and F Shares were (4.77%), (5.82%), (1.50%), and (2.09%), respectively.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

Did you make any adjustments to the fund's portfolio in terms of duration and quality?

Slight adjustments were made to both the fund's duration and quality. The duration was reduced 0.4 years, which occurred closer to the end of the six-month period, to capture the positive effects of the general interest rate decline over the first quarter of 2000. The quality composition was adjusted by increasing the fund's high-yield position (currently 28%), as this market had significantly underperformed higher quality securities. In a fairly strong economic environment, it would not be a surprise to see high-yield securities outperform over the coming months. Also, the high-yield allocation has continued to enhance the fund's income distributions, which were increased during the past six months.

Of course, income is an important consideration to many shareholders. What were the fund's yields on April 30, 2000?

On April 30, 2000, the fund's 30-day distribution rate, based on net asset value, was 7.97% for Class A Shares (7.61% based on offering price) compared to the 10-year Treasury rate, which was 6.22% on that same day. The fund's 30-day distribution rates for Class B, C, and F Shares were 7.18%, 7.18% and 7.95%, respectively, based on net asset value.3 The fund's 30-day Securities and Exchange Commission (SEC) yields for Class A, B, C, and F Shares were 8.25%, 7.41%, 7.41%, and 8.22%, respectively.4

What were the fund's top ten holdings as of April 30, 2000, and how were the fund's assets allocated according to bond quality?

The top ten holdings were as follows:

Name	Percentage of Net Assets
Continental Cablevision, 9.50% due 08/01/2013	1.32%
Olympic Financial Ltd., 11.50% due 03/15/2007	1.27%
Geico Corp., 9.15% due 09/15/2021	1.24%
Anixter Intl., Inc., 8.00% due 09/15/2003	1.23%
International Speedway, 7.875% due 10/15/2004	1.21%
Shopko Stores, 9.25% due 03/15/2022	1.20%
Fidelity Investments, 7.57% due 06/15/2029	1.20%
Inco Ltd., 9.60% due 06/15/2022	1.18%
Regional Diversified Funding, 9.25% due 03/15/2030	1.17%
Unisys Corp., 11.75% due 10/15/2004	1.15%
TOTAL	12.17%

The fund's allocation by quality was:

Percentage of Net Assets
AAA	7.76%
AA	5.96%
A	20.83%
BBB	36.19%
BB	5.12%
B	24.14%

3 The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price. The 30-day distribution rate based on offering price for Class F Shares was 7.88%.

4 The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The fund's 30-day SEC yields for Class A Shares and Class F Shares based on offering price were 7.87% and 8.13%, respectively.

What is the quality composition of the fund by sectors?

The percentage breakdown of assets in the fund is as follows:

High quality corporate bonds	65.8%
High yield corporate bonds	28.4%
U.S. government securities	0.6%
Other	5.2%

An article in the May 15, 2000 issue of Forbes, titled "Sanctuary in Corporates," says that the uncertainty in the stock market has made high grade corporate bonds very attractive right now. Why is worry about stocks a positive for corporate bonds?

Generally speaking, stock market anxiety typically creates increased demand for fixed-income securities, particularly higher quality bonds. In addition, given that the corporate bond market has just gone through a period of relative underperformance, investors who have placed less emphasis on stocks could look to the corporate bond market as a means of decreasing portfolio volatility and increasing overall income potential. Also, within the context of an overall growing economy, corporate bonds may well represent an investment sector positioned to benefit from both bond demand and favorable economic fundamentals.

As we approach the mid-point of 2000, what is your outlook for the bond market and for investors in this bond fund?

Federated's outlook on bonds has become more positive, recommending that investors add to the overall fixed-income position within a diversified portfolio. There is a growing belief that the Federal Reserve Board's interest rate hikes to date are having the desired effect of slowing the economy to a more sustainable pace without excessive inflation. In addition, the relative value of the mortgage and corporate bond sectors has increased given the significant outperformance of pure U.S. Treasurys thus far in the year 2000. Thus, it is anticipated that returns could improve for most bond sectors going forward.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT:

If you had made an initial investment of $13,000 in the Class F Shares of Federated Bond Fund on 5/20/87, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $36,422 on 4/30/00. You would have earned an 8.28%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/00, Class A Shares' 1-year and since inception (6/28/95) average annual total returns were (5.20%) and 4.80%, respectively. Class B Shares' 1-year and since inception (6/28/95) average annual total returns were (6.53%) and 4.68%, respectively. Class C Shares' 1-year and since inception (6/28/95) average annual total returns were (2.37%) and 5.04%, respectively. Class F Shares' 1-year, 5-year, and 10-year average annual total returns were (2.62%), 6.64%, and 9.87%, respectively.2

[Graphic Representation Omitted - See Appendix]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge and the 1.00% contingent deferred sales charge for Class F Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge; Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME:

$1,000 initial investment and subsequent investments of $1,000 each year for 12 years (reinvesting all dividends and capital gains) grew to $22,616.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Bond Fund on 5/20/87, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $13,000, but your account would have reached a total value of $22,6161 by 4/30/00. You would have earned an average annual total return of 7.73%.

A practical investment plan helps you pursue a high level of income through high quality bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--Investing for High Monthly Income

John and Joan Wicker are a fictional couple who, like many other shareholders, look for high monthly income opportunities.

John is an attorney in his late forties with an established client base. Joan is a school teacher. On April 30, 1990, the Wickers invested $20,000 in the Class F Shares of Federated Bond Fund.

As this chart shows, their original $20,000 investment has grown to $50,272. This represents a 9.66% average annual total return. For John and Joan, that means extra money to supplement their daughter's college tuition.

[Graphic Representation Omitted - See Appendix]

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

APRIL 30, 2000 (UNAUDITED)

Principal Amount			Value
		CORPORATE BONDS--66.5%
		Air Transportation--1.5%
$298,124		Continental Airlines, Inc., Pass Thru Cert., Series 1992-2C1, 7.73%, 3/15/2011	$285,248
7,410,418		Continental Airlines, Inc., Pass Thru Cert., Series 1997-4B, 6.90%, 1/2/2017	6,710,504
6,000,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	5,415,660
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	1,927,030

		TOTAL	14,338,442

		Automotive--1.5%
8,275,000		Arvin Industries, Inc., 9.50%, 2/1/2027	7,815,820
2,100,000		General Motors Corp., Medium Term Note, 9.45%, 11/1/2011	2,323,524
4,350,000		Hertz Corp., Sr. Note, 7.00%, 1/15/2028	3,780,542

		TOTAL	13,919,886

		Banking--5.5%
4,750,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	4,439,778
6,200,000		Barclays North America, Deb., 9.75%, 5/15/2021	6,601,388
6,175,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	5,380,444
2,750,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	2,849,137
3,800,000	[1,2]	Den Danske Bank Group, Note, 7.40%, 6/15/2010	3,731,980
5,740,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	5,302,842
8,600,000		National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004	8,731,666
11,000,000	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	10,913,991
3,800,000	[1,2]	Swedbank, Sub. Note, 7.50%, 11/29/2049	3,511,751

		TOTAL	51,462,977

		Beverage & Tobacco--0.2%
1,825,000		Anheuser-Busch Cos., Inc., Note, 7.10%, 6/15/2007	1,775,980

		Cable Television--2.3%
4,500,000		CF Cable TV, Inc., Sr. Note, 9.125%, 7/15/2007	4,700,655
4,500,000		Comcast Corp., Note, 8.50%, 5/1/2027	4,678,740
11,290,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	12,308,358

		TOTAL	21,687,753

		Chemicals & Plastics--0.4%
6,250,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	3,804,781

Principal Amount			Value
		CORPORATE BONDS--continued
		Ecological Services & Equipment--1.5%
$7,750,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	$6,644,230
8,210,000		WMX Technologies, Inc., Deb., 8.75%, 5/1/2018	7,233,338

		TOTAL	13,877,568

		Education--1.1%
11,075,000		Boston University, 7.625%, 7/15/2097	9,986,770

		Electronics--1.2%
11,950,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	11,437,225

		Finance - Automotive--0.1%
385,000		Ford Motor Credit Co., Note, 7.00%, 9/25/2001	383,033
300,000		Ford Motor Credit Co., Note, 7.57%, 5/16/2005	293,568
700,000		General Motors Acceptance Corp., Medium Term Note, 6.75%, 6/10/2002	690,459

		TOTAL	1,367,060

		Financial Intermediaries--7.1%
8,500,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	7,965,520
1,000,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	898,710
11,800,000	[1,2]	Fidelity Investments, Bond, 7.57%, 6/15/2029	11,190,294
2,425,000		Lehman Brothers Holdings, Inc., Note, 7.00%, 5/15/2003	2,366,048
7,325,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	6,998,452
7,000,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	6,639,710
425,000		Merrill Lynch & Co., Inc., Sr. Note, 7.15%, 7/30/2012	391,973
3,967,000		Olympic Financial Ltd., Sr. Note, 11.50%, 3/15/2007	4,397,062
10,585,000		Olympic Financial Ltd., Unit, 11.50%, 3/15/2007	11,876,370
10,250,000		PaineWebber Group, Inc., Note, 7.625%, 12/1/2009	9,742,010
3,483,697	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013	3,286,049

		TOTAL	65,752,198

		Food & Drug Retailers--1.1%
2,500,000		Kroger Co., Inc., Company Guarantee, 7.25%, 6/1/2009	2,302,650
25,000		McDonald's Corp., Note, 6.75%, 2/15/2003	24,609
8,065,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	7,628,361

		TOTAL	9,955,620

Principal Amount			Value
		CORPORATE BONDS--continued
		Forest Products--2.5%
$6,000,000		Donohue Forest Products, 7.625%, 5/15/2007	$5,921,700
1,270,000		Fort James Corp., Deb., 8.375%, 11/15/2001	1,283,741
3,800,000		Fort James Corp., Sr. Note, 6.234%, 3/15/2001	3,778,986
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,563,005
8,850,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	9,292,766

		TOTAL	22,840,198

		Health Care--0.7%
300,000		Columbia/HCA Healthcare Corp., Note, 6.87%, 9/15/2003	280,956
3,200,000		Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005	3,072,000
3,000,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/1/2008	2,805,000

		TOTAL	6,157,956

		Insurance--8.4%
450,000		American General Corp., Note, 7.75%, 4/1/2005	448,375
8,000,000		CNA Financial Corp., Bond, 6.95%, 1/15/2018	6,424,400
5,800,000		Conseco, Inc., Note, 6.40%, 2/10/2003	3,661,250
7,025,000		Conseco, Inc., Sr. Note, 10.50%, 12/15/2004	4,434,531
8,296,000		Conseco, Inc., Sr. Sub. Note, 10.25%, 6/1/2002	5,330,180
2,950,000		Delphi Financial Group, Inc., Series A, 9.31%, 3/25/2027	2,710,076
10,350,000		Delphi Financial Group, Inc., Sr. Note, 8.00%, 10/1/2003	10,072,206
10,880,000		GEICO Corp., Deb., 9.15%, 9/15/2021	11,526,707
7,800,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	7,630,272
25,000		Progressive Corp., OH, Unsecd. Note, 7.30%, 6/1/2006	23,946
3,300,000		Provident Financial, Inc., Company Guarantee, 7.405%, 3/15/2038	2,630,892
6,500,000	[1,2]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	6,305,195
3,000,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	3,130,860
525,000		Transamerica Corp., Note, 6.75%, 11/15/2006	493,747
1,000,000	[1,2]	USF&G Corp., 8.312%, 7/1/2046	957,730
5,750,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	5,425,010
6,950,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	6,694,171

		TOTAL	77,899,548

		Leisure & Entertainment--2.5%
11,550,000		International Speedway Corp., 7.875%, 10/15/2004	11,250,047
10,250,000		Paramount Communications, Inc., Deb., 8.25%, 8/1/2022	9,889,405
2,606,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	2,607,355

		TOTAL	23,746,807

Principal Amount			Value
		CORPORATE BONDS--continued
		Metals & Mining--4.2%
$9,600,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	$9,470,688
11,000,000		Inco Ltd., Note, 9.60%, 6/15/2022	11,004,950
8,850,000	[1,2]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	8,038,367
9,750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	8,406,041
2,550,000		Santa Fe Pacific Gold, Sr. Deb, 8.375%, 7/1/2005	2,474,979

		TOTAL	39,395,025

		Oil & Gas--4.9%
125,000		Chevron Capital USA, Inc., Unsecd. Note, 7.45%, 8/15/2004	123,665
450,000		Husky Oil Ltd., Sr. Deb., 7.55%, 11/15/2016	419,783
10,250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	9,550,438
10,000,000	[1,2]	Pemex Finance Ltd., 9.03%, 2/15/2011	10,114,200
8,750,000		Sun Co., Inc., 9.00%, 11/1/2024	9,223,113
2,500,000		Sun Co., Inc., Deb., 9.375%, 6/1/2016	2,640,800
6,550,000		Tosco Corp., 8.125%, 2/15/2030	6,296,253
1,750,000		Veritas DGC, Inc., Sr. Note, 9.75%, 10/15/2003	1,758,750
6,000,000	[1,2]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	5,920,500

		TOTAL	46,047,502

		Printing & Publishing--2.0%
9,620,000		Harcourt General Inc., Sr. Note, 6.70%, 8/1/2007	8,668,582
2,500,000		News America Holdings, Inc., 10.125%, 10/15/2012	2,681,075
3,000,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	2,809,860
4,850,000		News America Holdings, Inc., Deb., 7.90%, 12/1/2095	4,134,140

		TOTAL	18,293,657

		Rail Industry--0.3%
3,200,000		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	3,119,744

		Real Estate--2.7%
2,750,000		New Plan Excel Realty Trust, Medium Term Note, 7.40%, 9/15/2009	2,508,138
8,250,000		Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006	7,909,605
3,250,000		Storage USA, 8.20%, 6/1/2017	3,069,950
5,300,000		Storage USA, Deb., 7.50%, 12/1/2027	4,571,674
7,400,000		Sun Communities, Inc., Medium Term Note, 6.77%, 5/16/2005	6,840,042

		TOTAL	24,899,409

Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--4.8%
$1,650,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	$1,649,356
6,750,000		Dayton-Hudson Corp., Deb., 10.00%, 12/1/2000	6,866,977
8,546,363		K Mart Corp., Pass Thru Cert., 8.54%, 1/2/2015	8,035,119
5,600,000		May Department Stores Co., Deb., 8.125%, 8/15/2035	5,471,704
5,065,000		Sears, Roebuck & Co., Medium Term Note, 10.00%, 2/3/2012	5,648,387
1,650,000		Shopko Stores, Inc., 8.50%, 3/15/2002	1,669,652
10,497,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	11,207,017
5,000,000		TJX Cos., Inc., 7.45%, 12/15/2009	4,779,500

		TOTAL	45,327,712

		Sovereign Government--1.8%
4,565,000		Colombia, Republic of, Note, 7.25%, 2/15/2003	4,085,675
2,250,000		Quebec, Province of, Deb., Series NN, 7.125%, 2/9/2024	2,097,180
3,390,000		Quebec, Province of, Deb., 9.125%, 8/22/2001	3,457,820
2,310,000		Quebec, Province of, Notes, 11.00%, 6/15/2015	2,411,917
3,500,000		Sweden, Kingdom of, Deb., 10.25%, 11/1/2015	4,281,445

		TOTAL	16,334,037

		Supranational--0.4%
4,250,000		Corp Andina De Fomento, Note, 7.25%, 3/1/2007	4,148,680

		Technology Services--2.2%
10,437,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	9,389,751
9,910,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	10,752,350

		TOTAL	20,142,101

		Telecommunications & Cellular--2.3%
1,350,000		LCI International, Inc., Sr. Note, 7.25%, 6/15/2007	1,283,135
1,300,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	1,478,750
6,500,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	7,353,125
5,200,000		Qwest Communications International, Inc., Sr. Note, Series B, 7.50%, 11/1/2008	5,037,500
6,650,000		Telecom de Puerto Rico, Sr. Note, 6.65%, 5/15/2006	6,193,877

		TOTAL	21,346,387

Principal Amount			Value
		CORPORATE BONDS--continued
		Utilities--3.3%
$55,000		Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007	$53,626
7,650,000	[1,2]	Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	7,251,435
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	4,516,138
5,500,000	[1,2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	5,015,065
3,400,000	[1,2]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.75%, 3/1/2009	3,265,170
5,795,000		Puget Sound Energy, Inc., Medium Term Note, 7.02%, 12/1/2027	4,985,381
7,500,000	[1,2]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	5,732,775

		TOTAL	30,819,590

		TOTAL CORPORATE BONDS (IDENTIFIED COST $670,007,468)	619,884,613

		GOVERNMENT AGENCIES--0.6%
3,000,000		Federal Home Loan Mortgage Corp., Deb., 8.29%, 9/30/2009	2,978,190
900,000		Federal National Mortgage Association, 7.65%, 3/10/2005	911,502
175,000		Federal National Mortgage Association, Note, 6.87%, 10/2/2001	174,185
700,000		Federal National Mortgage Association, Note, 7.50%, 4/16/2007	686,350
805,000		Financial Assistance Corp., 9.20%, 9/27/2005	812,301

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,916,117)	5,562,528

		MUNICIPAL SECURITIES--4.4%
5,630,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% (Downtown Arena Project)/(FSA INS), 12/1/2028	5,033,614
3,000,000		Harvard University, MA, Revenue Bonds, 8.125%, 4/15/2007	3,100,140
6,050,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (FSA INS), 11/1/2018	5,874,671
3,090,000		McKeesport, PA, Taxable GO, Series 1997 B, 7.30% Bonds (MBIA INS), 3/1/2020	2,874,133
3,000,000		Miami, FL, Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	2,746,080
4,940,000		Minneapolis/St. Paul, MN, Airport Commission, UT GO Taxable Revenue Bonds, Series 9, 8.95%, 1/1/2022	5,199,498
4,675,000		Pittsburgh, PA, Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	4,733,157
2,635,000		Pittsburgh, PA, Urban Redevelopment Authority, 9.07% Bonds (CGIC INS), 9/1/2014	2,852,124
2,200,000		Southeastern, PA, Transportation Authority, Series B, 8.75% Bonds (FGIC INS), 3/1/2020	2,302,740
4,200,000		St. Johns County, FL, Convention Center, Taxable Municipal Revenue Bonds, 8.00% (FSA INS), 1/1/2026	4,177,782
2,080,000		Tampa, FL, Sports Authority, 8.02% Bonds (MBIA INS), 10/1/2026	2,113,238

		TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST $42,592,472)	41,007,177

Shares or Principal Amount			Value
		PREFERRED STOCKS--2.6%
		Financial Intermediaries--1.2%
142,000		Citigroup, Inc., Cumulative Pfd., $3.18	$6,816,000
130,000		Lehman Brothers Holdings, Inc., Pfd., $2.84	5,005,000

		TOTAL	11,821,000

		Real Estate--1.0%
8,000		Highwoods Properties, Inc., REIT Perpetual Pfd. Stock, Series A, 8.625%	5,566,480
80,000		Prologis Trust, Cumulative Pfd.	3,505,000

		TOTAL	9,071,480

		Telecommunications & Cellular--0.4%
23,658		TCI Communications, Cumulative Pfd., $2.43	612,151
3,872		TCI Communications, Pfd., $2.18	96,316
110,000		TCI Communications, Pfd., $2.50	2,832,500

		TOTAL	3,540,967

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $27,605,948)	24,433,447

		ASSET-BACKED SECURITIES--1.5%
		Financial Intermediaries--0.1%
$1,000,000		Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018	923,310

		Structured Product (Abs)--1.2%
9,000,000	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	7,811,712
512,763		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 2/15/2029	513,471
1,769,788	[1,2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	1,677,980
1,000,000		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	981,940

		TOTAL	10,985,103

		Whole Loan--0.2%
2,303,599	[1]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 7.3565%, 1/28/2025	1,925,663

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $15,376,113)	13,834,076

Shares			Value
		MUTUAL FUNDS--22.2%[3]
25,454,761		The High Yield Bond Portfolio (identified cost $240,962,958)	$207,201,751

		TOTAL INVESTMENTS (IDENTIFIED COST $1,002,461,076)[4]	$911,923,592

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At April 30, 2000, these securities amounted to $114,779,081 which represents 12.3% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $112,853,418 which represents 12.1% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

3 Pursuant to an Exemptive Order, the fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the fund's adviser. The Trust is an open-end management investment company under the Investment Company Act of 1940 available only to registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the portfolios. Income distributions from the portfolios are declared daily and paid monthly. Income distributions earned by the fund are recorded as dividend income in the accompanying financial statements.

4 The cost of investments for federal tax purposes amounts to $1,002,461,076. The net unrealized depreciation of investments on a federal tax basis amounts to $90,537,484 which is comprised of $1,197,104 appreciation and $91,734,588 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($932,167,110) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
REIT	--Real Estate Investment Trust
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $1,002,461,076)		$911,923,592
Income receivable		19,172,025
Receivable for investments sold		4,769,396
Receivable for shares sold		1,407,654

TOTAL ASSETS		937,272,667

Liabilities:
Payable for investments purchased	$2,014,402
Payable for shares redeemed	445,095
Income distribution payable	2,404,867
Payable to bank	47,699
Accrued expenses	193,494

TOTAL LIABILITIES		5,105,557

Net assets for 106,474,321 shares outstanding		$932,167,110

Net Assets Consist of:
Paid in capital		$1,055,576,542
Net unrealized depreciation of investments		(90,537,484)
Accumulated net realized loss on investments		(30,793,976)
Distributions in excess of net investment income		(2,077,972)

TOTAL NET ASSETS		$932,167,110

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($221,573,129 ÷ 25,348,929 shares outstanding)		$8.74

Offering Price Per Share (100/95.50 of $8.74)[1]		$9.15

Redemption Proceeds Per Share		$8.74

Class B Shares:
Net Asset Value Per Share ($300,315,160 ÷ 34,296,739 shares outstanding)		$8.76

Offering Price Per Share		$8.76

Redemption Proceeds Per Share (94.50/100 of $8.76)[1]		$8.28

Class C Shares:
Net Asset Value Per Share ($77,149,584 ÷ 8,808,371 shares outstanding)		$8.76

Offering Price Per Share		$8.76

Redemption Proceeds Per Share (99.00/100 of $8.76)[1]		$8.67

Class F Shares:
Net Asset Value Per Share ($333,129,237 ÷ 38,020,282 shares outstanding)		$8.76

Offering Price Per Share (100/99.00 of $8.76)[1]		$8.85

Redemption Proceeds Per Share (99/100 of $8.76)[1]		$8.67

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

Investment Income:
Dividends			$13,435,083
Interest			30,415,989

TOTAL INCOME			43,851,072

Expenses:
Investment adviser fee		$3,734,328
Administrative personnel and services fee		375,028
Custodian fees		26,424
Transfer and dividend disbursing agent fees and expenses		425,530
Directors'/Trustees' fees		7,463
Auditing fees		6,470
Legal fees		2,012
Portfolio accounting fees		75,723
Distribution services fee--Class B Shares		1,214,461
Distribution services fee--Class C Shares		321,305
Shareholder services fee--Class A Shares		288,182
Shareholder services fee--Class B Shares		404,820
Shareholder services fee--Class C Shares		107,101
Shareholder services fee--Class F Shares		444,672
Share registration costs		64,171
Printing and postage		127,166
Insurance premiums		1,485
Taxes		37,305
Miscellaneous		9,579

TOTAL EXPENSES		7,673,225

Waivers:
Waiver of investment adviser fee	$(635,347)
Waiver of shareholder services fee--Class A Shares	(57,636)
Waiver of shareholder services fee--Class F Shares	(35,574)

TOTAL WAIVERS		(728,557)

Net expenses			6,944,668

Net investment income			36,906,404

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(18,426,597)
Net change in unrealized depreciation of investments			(21,076,442)

Net realized and unrealized loss on investments			(39,503,039)

Change in net assets resulting from operations			$(2,596,635)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2000	Year Ended October 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$36,906,404	$72,132,742
Net realized loss on investments ($(18,426,597) and $(8,704,395), respectively, as computed for federal tax purposes)	(18,426,597)	(8,623,837)
Net change in unrealized appreciation/depreciation	(21,076,442)	(71,860,196)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,596,635)	(8,351,291)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,132,773)	(17,472,755)
Class B Shares	(11,267,561)	(21,902,578)
Class C Shares	(2,967,948)	(5,864,574)
Class F Shares	(13,721,620)	(28,254,560)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,089,902)	(73,494,467)

Share Transactions:
Proceeds from sale of shares	130,540,935	404,417,917
Net asset value of shares issued to shareholders in payment of distributions declared	22,300,171	43,524,135
Cost of shares redeemed	(243,855,023)	(286,557,151)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(91,013,917)	161,384,901

Change in net assets	(130,700,454)	79,539,143

Net Assets:
Beginning of period	1,062,867,564	983,328,421

End of period	$932,167,110	$1,062,867,564

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996	1995 [2]
Net Asset Value, Beginning of Period	$ 9.11	$ 9.82	$10.02	$ 9.72	$ 9.76	$ 9.64
Income From Investment Operations:
Net investment income	0.34	0.67	0.70	0.74	0.71	0.26
Net realized and unrealized gain (loss) on investments	(0.36)	(0.70)	(0.19)	0.26	(0.04)	0.11

TOTAL FROM INVESTMENT OPERATIONS	(0.02)	(0.03)	0.51	1.00	0.67	0.37

Less Distributions:
Distributions from net investment income	(0.35)	(0.68)	(0.71)	(0.70)	(0.71)	(0.25)

Net Asset Value, End of Period	$ 8.74	$ 9.11	$ 9.82	$10.02	$ 9.72	$ 9.76

Total Return[3]	(0.27%)	(0.35%)	5.14%	10.73%	7.21%	3.92%

Ratios to Average Net Assets:

Expenses	1.05%[4]	1.06%	1.05%	1.05%	1.05%	1.02%[4]

Net investment income	7.76%[4]	7.07%	6.89%	7.30%	7.46%	8.22%[4]

Expense waiver/reimbursement[5]	0.18%[4]	0.16%	0.15%	0.20%	0.25%	0.35%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$221,573	$249,056	$210,768	$111,377	$37,045	$5,070

Portfolio turnover	14%	30%	20%	55%	49%	77%

1 For the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from June 28, 1995 (date of initial public investment) to October 31, 1995.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996	1995 [2]
Net Asset Value, Beginning of Period	$ 9.12	$ 9.83	$10.02	$ 9.72	$ 9.76	$ 9.64
Income From Investment Operations:
Net investment income	0.31	0.60	0.61	0.64	0.64	0.24
Net realized and unrealized gain (loss) on investments	(0.36)	(0.70)	(0.18)	0.28	(0.04)	0.11

TOTAL FROM INVESTMENT OPERATIONS	(0.05)	(0.10)	0.43	0.92	0.60	0.35

Less Distributions:
Distributions from net investment income	(0.31)	(0.61)	(0.62)	(0.62)	(0.64)	(0.23)

Net Asset Value, End of Period	$ 8.76	$ 9.12	$ 9.83	$10.02	$ 9.72	$ 9.76

Total Return[3]	(0.54%)	(1.11%)	4.34%	9.86%	6.40%	3.72%

Ratios to Average Net Assets:

Expenses	1.85%[4]	1.86%	1.85%	1.85%	1.85%	1.81%[4]

Net investment income	6.95%[4]	6.27%	6.09%	6.50%	6.66%	7.36%[4]

Expense waiver/reimbursement[5]	0.13%[4]	0.11%	0.10%	0.15%	0.20%	0.30%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$300,315	$345,034	$302,010	$191,600	$125,620	$27,768

Portfolio turnover	14%	30%	20%	55%	49%	77%

1 For the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from June 28, 1995 (date of initial public investment) to October 31, 1995.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996	1995 [2]
Net Asset Value, Beginning of Period	$ 9.12	$ 9.83	$10.02	$ 9.72	$ 9.76	$ 9.64
Income From Investment Operations:
Net investment income	0.31	0.60	0.61	0.64	0.64	0.24
Net realized and unrealized gain (loss) on investments	(0.36)	(0.70)	(0.18)	0.28	(0.04)	0.11

TOTAL FROM INVESTMENT OPERATIONS	(0.05)	(0.10)	0.43	0.92	0.60	0.35

Less Distributions:
Distributions from net investment income	(0.31)	(0.61)	(0.62)	(0.62)	(0.64)	(0.23)

Net Asset Value, End of Period	$ 8.76	$ 9.12	$ 9.83	$10.02	$ 9.72	$ 9.76

Total Return[3]	(0.54%)	(1.11%)	4.35%	9.86%	6.40%	3.72%

Ratios to Average Net Assets:

Expenses	1.85%[4]	1.86%	1.85%	1.85%	1.85%	1.81%[4]

Net investment income	6.95%[4]	6.27%	6.09%	6.50%	6.70%	7.31%[4]

Expense waiver/reimbursement[5]	0.13%[4]	0.11%	0.10%	0.15%	0.20%	0.30%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$77,150	$92,875	$76,645	$39,398	$22,897	$5,508

Portfolio turnover	14%	30%	20%	55%	49%	77%

1 For the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from June 28, 1995 (date of initial public investment) to October 31, 1995.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) April 30,	Year Ended October 31,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.12	$ 9.83	$10.02	$ 9.72	$ 9.76	$ 9.08
Income From Investment Operations:
Net investment income	0.35	0.67	0.69	0.72	0.71	0.79
Net realized and unrealized gain (loss) on investments	(0.36)	(0.70)	(0.18)	0.28	(0.04)	0.65

TOTAL FROM INVESTMENT OPERATIONS	(0.01)	(0.03)	0.51	1.00	0.67	1.44

Less Distributions:
Distributions from net investment income	(0.35)	(0.68)	(0.70)	(0.70)	(0.71)	(0.76)

Net Asset Value, End of Period	$ 8.76	$ 9.12	$ 9.83	$10.02	$ 9.72	$ 9.76

Total Return[2]	(0.16%)	(0.35%)	5.12%	10.70%	7.18%	16.51%

Ratios to Average Net Assets:

Expenses	1.08%[3]	1.09%	1.08%	1.08%	1.08%	1.03%

Net investment income	7.72%[3]	7.02%	6.86%	7.27%	7.38%	8.20%

Expense waiver/reimbursement[4]	0.15%[3]	0.13%	0.12%	0.17%	0.22%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$333,129	$375,902	$393,905	$325,531	$267,720	$195,502

Portfolio turnover	14%	30%	20%	55%	49%	77%

1 For the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Investment Series Fund, Inc. (the "Corporation") (formerly, Investment Series Funds, Inc.) is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of one portfolio. The financial statements included herein are only those of Federated Bond Fund (the "Fund"), a diversified portfolio. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income, asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund along with other affiliated investment companies, may utilize a joint account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $12,318,509, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$2,641,549

2003	430,964

2004	106,973

2005	434,628

2007	8,704,395

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on the restricted security held at April 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset-Backed Certificates	2/4/1998	$2,100,521

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Capital Stock

At April 30, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	25,000,000
Class B Shares	25,000,000
Class C Shares	25,000,000
Class F Shares	525,000,000
Unclassified	400,000,000
TOTAL	1,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended (unaudited) April 30, 2000		Year Ended October 31, 1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,114,500	$54,897,727	13,182,591	$126,880,404
Shares issued to shareholders in payment of distributions declared	731,859	6,552,270	1,325,379	12,622,148
Shares redeemed	(8,849,325)	(79,732,512)	(8,626,243)	(82,332,308)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,002,966)	$(18,282,515)	5,881,727	$57,170,244

	Six Months Ended (unaudited) April 30, 2000		Year Ended October 31, 1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,001,330	$27,113,452	13,265,666	$128,293,705
Shares issued to shareholders in payment of distributions declared	747,532	6,707,576	1,384,268	13,197,680
Shares redeemed	(7,273,636)	(65,514,197)	(7,560,342)	(72,115,989)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,524,774)	$(31,693,169)	7,089,592	$69,375,396

	Six Months Ended (unaudited) April 30, 2000		Year Ended October 31, 1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,272,972	$11,454,650	4,743,310	$45,903,470
Shares issued to shareholders in payment of distributions declared	224,248	2,013,143	414,127	3,945,605
Shares redeemed	(2,877,794)	(25,913,370)	(2,765,261)	(26,366,033)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,380,574)	$(12,445,577)	2,392,176	$23,483,042

	Six Months Ended (unaudited) April 30, 2000		Year Ended October 31, 1999
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	4,108,057	$37,075,106	10,710,348	$103,340,338
Shares issued to shareholders in payment of distributions declared	782,806	7,027,182	1,441,386	13,758,702
Shares redeemed	(8,076,545)	(72,694,944)	(11,014,256)	(105,742,821)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(3,185,682)	$(28,592,656)	1,137,478	$11,356,219

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,093,996)	$(91,013,917)	16,500,973	$161,384,901

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended April 30, 2000, Class A Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended April 30, 2000, were as follows:

Purchases	$140,299,040

Sales	$227,458,766

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF APRIL 30, 2000

Federated Bond Fund

Established 1987

13TH SEMI-ANNUAL REPORT

Federated
Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

2072302 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Appendix to Federated Investment Series Funds, Inc.

Graph, p. 6

      The "x" axis reflects the period from 5/20/87 to 4/30/00.  Marks are made to represent every year and every third year is labeled.  This graphic presentation includes a legend in the upper left corner.
      The "y" axis reflects a total investment range from 0 to $40,000.
The shaded line graph assumes an initial investment of $13,000 on
5/20/87.  The chart concludes that if income is reinvested, the investment would have grown to $430,274.  This is compared to the value of the
$13,000 had it not been invested.

Graph, p. 7

      The "x" axis reflects the period from 5/20/87 to 4/30/00.  Marks are made to represent every year and every third year is labeled.  This graphic presentation includes a legend in the upper left corner.
      The "y" axis reflects a total investment range from 0 to $25,000.
The shaded line graph assumes an initial investment of $1,000 on5/20/87 and subsequent  investments of $1,000 on each anniversary date for the next 12 years for a total of $13,000 invested.  The chart concludes that if the income is reinvested, the investment would have grown to $22,616.
This is compared to the value of the $13,000 had it not been invested.

Graph, p. 8

      The "x" axis reflects the period from 4/30/90 to 4/30/00.  Marks are made to represent every year and every second year is labeled.  This graphic presentation includes a legend in the upper left corner.
      The "y" axis reflects a total investment range from 0 to $60,000.
The shaded line graph assumes an initial investment of $20,000 on
4/30/90.  The chart concludes that if income is reinvested, the investment would have grown to $50,272.  This is compared to the value of the $20,000 had it not been invested.